Property, plant and equipment (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Property, plant and equipment by country
Property, plant and equipment	R$ 29,761,610	R$ 29,336,710
Brazil
Property, plant and equipment by country
Property, plant and equipment	16,665,988	16,939,745
Mexico
Property, plant and equipment by country
Property, plant and equipment	10,581,347	10,522,536
United States of America
Property, plant and equipment by country
Property, plant and equipment	2,275,987	1,668,399
Germany
Property, plant and equipment by country
Property, plant and equipment	229,328	205,650
Other
Property, plant and equipment by country
Property, plant and equipment	R$ 8,960	R$ 380